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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    November 15, 1999
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $284,295
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

Cardinal Capital Management, L.L.C.

          ITEM 1             ITEM 2      ITEM 3    ITEM 4         ITEM 5             ITEM 6                     ITEM 7
----------------------    ------------  --------  --------  -------------------    ----------         --------------------------
                                                                SHARES
                                                                  OR                                         VOTING AUTHORITY
                          TITLE       CUSIP        VALUE       PRINCIPAL           INVESTMENT
       NAME OF ISSUER   OF CLASS     NUMBER      (x$1000)       AMOUNT             DISCRETION             SOLE   SHARED     NONE
       ---------------  ---------    -------     --------       -------            ----------             ----    -----     -----

3DFX Interactive Inc.  Common Stock  88553X103        $99        12,000              Sole                   7,000           5,000
Adrian Steel           Common Stock  007338106     $4,777        11,651              Sole                   7,792           3,859
American Pad & Paper   Common Stock  028816106        $17        30,000              Sole                                  30,000
Anacomp                Common Stock  032371106     $6,630       402,569              Sole                 191,900         210,669
Arizona Land Income    Common Stock  040515108     $2,324       489,255              Sole                 384,405         104,850
Astrosystems, Inc.     Common Stock  046465100     $1,202       437,143              Sole                  70,300         366,843
Avalon Holdings        Common Stock  05343P109     $2,385       424,000              Sole                 226,500         197,500
Barr Laboratories      Common Stock  068306109       $476        15,000              Sole                  15,000
Benjamin Moore & Co.   Common Stock  615649100    $11,060       318,276              Sole                 164,134         154,142
Burns Int'l            Common Stock  122374101     $5,602       347,400              Sole                 177,500         169,900
Canandaigua Brands     Common Stock  137219200     $1,135        19,000              Sole                   6,500          12,500
Cencor Inc.            Common Stock  151310406        $34        11,392              Sole                   4,213           7,179
Clean Harbors          Common Stock  184496107       $107        74,763              Sole                  74,763
Columbian Rope Co.     Common Stock  198684102     $1,128         8,679              Sole                   1,289           7,390
Corporate Express Inc. Common Stock  219888104     $2,892       307,500              Sole                 155,000         152,500
Crowley Maritime       Common Stock  228090106     $4,964         3,546              Sole                   1,779           1,767
Crown City Plating Co  Common Stock  228237103       $426        35,500              Sole                                  35,500
Earthgrains            Common Stock  270319106       $270        12,190              Sole                  12,190
El Paso Electric       Common Stock  283677854    $13,536     1,504,000              Sole                 705,800         798,200
Emcor Group            Common Stock  29084Q100     $7,685       399,200              Sole                 174,300         224,900
Farmer Bros.           Common Stock  307675108     $2,907        17,515              Sole                   7,053          10,462
First City Liq
  Trust Cert           Common Stock  33762E108    $12,856       587,720              Sole                 277,115         310,605
Furniture Brands Intl  Common Stock  360921100       $947        48,100              Sole                  24,100          24,000
GP Strategies          Common Stock  36225V104    $15,175     1,348,900              Sole                 739,500         609,400
Gantos                 Common Stock  36473U204        $88        64,251              Sole                  64,251
Golden State-Litig WT  Common Stock  381197136       $622       523,400              Sole                 269,900         253,500
Group Maintenance      Common Stock  39943E107     $4,412       353,000              Sole                 168,500         184,500
Harvard Industries     Common Stock  417434503       $209        22,465              Sole                  22,465
Hellenic Telecomm      Common Stock  423325307       $275        24,600              Sole                   3,000          21,600
Herbalife Decs
  Trust 3              Common Stock  243665205    $11,634       762,865              Sole                 324,900         437,965
Herbalife Intl.
  Class B              Common Stock  426908307       $678        47,166              Sole                  10,300          36,866
Hollinger Int'l        Common Stock  435569108    $11,630       979,400              Sole                 448,300         531,100
ITI Technologies       Common Stock  450564109     $4,520       150,350              Sole                  71,050          79,300


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Ikon Office Supplies   Common Stock  451713101     $1,180       110,400              Sole                  40,900          69,500
Int'l Home Foods       Common Stock  459655106     $9,487       542,100              Sole                 237,500         304,600
J. Jill                Common Stock  466189107        $49        10,500              Sole                  10,500
KTI Inc.               Common Stock  482689205     $5,487       702,350              Sole                 391,750         310,600
Lab Corp of America    Common Stock  50540R102     $4,327     1,573,500              Sole                 932,800         640,700
M&F Worldwide Corp.    Common Stock  552541104     $6,094       761,800              Sole                 403,800         358,000
Meritor Savings Bank   Common Stock  590007100     $3,580     2,546,000              Sole                 902,100       1,643,900
Modtech                Common Stock  607914108     $2,317       314,119              Sole                  89,950         224,169
Musicland              Common Stock  62758B109     $4,698       529,400              Sole                 281,600         247,800
Nautica                Common Stock  639089101     $6,606       409,650              Sole                 211,150         198,500
Network
  Associates Inc.      Common Stock  640938106       $201        10,500              Sole                  10,500
Network Peripherals    Common Stock  64121R100       $403        22,100              Sole                  19,600           2,500
Oneida Ltd.            Common Stock  682505102     $6,079       255,300              Sole                 109,000         146,300
Prison Realty
  Trust Inc.           Common Stock  74264N105     $7,397       680,145              Sole                 272,897         407,248
Pulaski Furniture      Common Stock  745553107     $2,009       132,800              Sole                  50,500          82,300
Quest Diagnostic       Common Stock  74834L100     $2,688       103,400              Sole                  23,300          80,100
RWC Inc.               Common Stock  749904108     $2,130        50,722              Sole                  24,650          26,072
Republic Services
  Inc.                 Common Stock  760759100     $3,534       325,000              Sole                 138,500         186,500
Rymer Foods Inc.       Common Stock  783771306       $108       115,000              Sole                 115,000
SLM International      Common Stock  784414203     $1,083        67,699              Sole                  67,699
Scholastic
  Corporation          Common Stock  807066105     $7,470       149,400              Sole                  79,000          70,400
Scientific Games       Common Stock  808747109     $8,814       446,300              Sole                 201,200         245,100
Smith Investment Co.   Common Stock  832118103       $322         6,410              Sole                                   6,410
Sterling Commerce      Common Stock  859205106     $2,653       142,900              Sole                  25,200         117,700
Sterling Software      Common Stock  859547101    $14,614       730,700              Sole                 377,200         353,500
Suiza Foods            Common Stock  865077101    $12,532       334,200              Sole                 163,200         171,000
Synthetic
  Industries Inc.      Common Stock  871914107    $10,304       376,407              Sole                 186,700         189,707
Trans World Ent.       Common Stock  89336Q100     $2,392       188,555              Sole                  97,455          91,100
Trinity
  Industries Inc       Common Stock  896522109     $3,316       107,400              Sole                  48,300          59,100
US Leather Inc         Common Stock  912134103        $46        45,506              Sole                  45,506
Unilab                 Common Stock  904763109     $3,155       554,800              Sole                 211,600         343,200
Velcro Industries      Common Stock  922571104    $12,229       897,576              Sole                 448,726         448,850
York Group Inc.        Common Stock  986632107     $2,262       603,300              Sole                 275,100         328,200
Ziff Davis Inc.        Common Stock  989511100       $403        25,000              Sole                  22,500           2,500
Clean Harbors
  8% Pfd                                             $583        26,500              Sole                  26,500
Concentric                           20589r305       $256           275              Sole                     275
Eagle Picher
  $10,000 (11.5%)                    269799409        $38             8              Sole                                       8
Laboratory Corp.
  8.5% Prd A                                         $448         8,000              Sole                   8,000
Prison Reit
  8.5% Pfd A                         12486R207       $299        20,250              Sole                                  20,250
                                                 $284,295


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